ADVANCED SERIES TRUST

AST Small-Cap Growth Opportunities Portfolio

Supplement dated December 9, 2014 to the

Currently Effective Prospectus, Summary Prospectuses

And Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST, and the series thereof, the Portfolios) Prospectus and Statement of Additional Information (SAI), and the Summary Prospectus for AST Small-Cap Growth Opportunities Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

Christopher W. Clark, CFA, joins Stephen J. Bishop, Melissa Chadwick-Dunn and D. Scott Tracy, CFA, as the portfolio managers of RS Investment Management Co. LLC (RS Investments) responsible for the day-to-day management of a portion of the Portfolio.

To reflect this change, the Prospectus, the SAI, and the Summary Prospectus for the Portfolio are hereby revised as follows:

        I.            The following information is hereby added to the table disclosing the portfolio managers of RS Investments disclosed in the sections of the Prospectus and Summary Prospectus for the Portfolio entitled “Summary: AST Small-Cap Growth Opportunities Portfolio-Management of the Portfolio”:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	RS Investment Management Co. LLC	Stephen J. Bishop	Co-Portfolio Manager	November 2014
AST Investment Services, Inc.		Melissa Chadwick-Dunn	Co-Portfolio Manager	November 2014
		D. Scott Tracy, CFA	Co-Portfolio Manager	November 2014
		Christopher W. Clark, CFA	Co-Portfolio Manager	December 2014

II.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST Small-Cap Growth Opportunities Portfolio – RS Investments Segment”:

RS Investments Segment. The co-portfolio managers from RS Investments who are primarily responsible for the day-to-day management of the Portfolio are Stephen J. Bishop, Melissa Chadwick-Dunn, D. Scott Tracy and Christopher W. Clark, CFA.

Stephen J. Bishop is a co-portfolio manager and analyst in the RS Growth Team. Mr. Bishop has been a co-portfolio manager of the RS Small Cap Growth strategy since 2007. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

Melissa Chadwick-Dunn is a co-portfolio manager and analyst in the RS Growth Team. Ms. Chadwick-Dunn has been a co-portfolio manager of the RS Small Cap Growth strategy since 2007. Her primary focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.

D. Scott Tracy, CFA, is a co-portfolio manager and analyst in the RS Growth Team. Mr. Tracy has been a co-portfolio manager of the RS Small Cap Growth strategy since 2007. His focus is on the financial and energy sectors of the portfolio. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA Charterholder.

Christopher W. Clark, CFA, is a co-portfolio manager and analyst in the RS Growth Team. Mr. Clark has been a co-portfolio manager of the RS Small Cap Growth strategy since 2014. His focus is on the healthcare and consumer staples sectors of the portfolio. Before joining the firm in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

III.	The following table hereby replaces the information pertaining to RS Investments in the table entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Small-Cap Growth Opportunities Portfolio” in Part I of the SAI:

AST Small-Cap Growth Opportunities Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
RS Investment Management Co. LLC	Stephen J. Bishop	10/$3,215,000,000	None	8/$788,000,000 2/$90,000,000	None
	Melissa Chadwick-Dunn	9/$3,016,000,000	None	8/$788,000,000 2/$90,000,000	None
	D. Scott Tracy, CFA	9/$3,016,000,000	None	8/$788,000,000 2/$90,000,000	None
	Christopher W. Clark, CFA	9/$3,016,000,000	None	8/$788,000,000 2/$90,000,000	None

Information is as of December 1, 2014

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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